The Company and Liquidity - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended		9 Months Ended	12 Months Ended	50 Months Ended
	Nov. 03, 2023	Jul. 14, 2023	Mar. 31, 2023	Jun. 30, 2020	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Disclosure Of The Company And Liquidity [Line Items]
Proceeds from redeemable convertible preferred stock				$ 45,500
Frequency Therapeutics, Inc [Member]
Disclosure Of The Company And Liquidity [Line Items]
Cash, cash equivalents, and short-term investments					$ 46,100
Merger Agreement [Member] | Frequency Therapeutics, Inc [Member]
Disclosure Of The Company And Liquidity [Line Items]
Number of shares of equity interests issuable to acquire entity		5,161,114
Subsequent Event [Member] | Frequency Therapeutics, Inc [Member]
Disclosure Of The Company And Liquidity [Line Items]
Cash acquired from acquisition	$ 26,900
Subsequent Event [Member] | Pre-Closing Financing [Member]
Disclosure Of The Company And Liquidity [Line Items]
Proceeds from issuance of common stock	$ 117,300
Pre-Closing Financing [Member]
Disclosure Of The Company And Liquidity [Line Items]
Common stock subscribed but not issued value		$ 117,300
Pre-Closing Financing [Member] | Frequency Therapeutics, Inc [Member]
Disclosure Of The Company And Liquidity [Line Items]
Number of shares of equity interests issuable to acquire entity		2,077,864
Series Seed Convertible Preferred Stock [Member]
Disclosure Of The Company And Liquidity [Line Items]
Proceeds from redeemable convertible preferred stock							$ 15,900
Series A Convertible Preferred Stock [Member]
Disclosure Of The Company And Liquidity [Line Items]
Proceeds from redeemable convertible preferred stock						$ 45,708	91,200
Series B-1 convertible preferred stock [Member]
Disclosure Of The Company And Liquidity [Line Items]
Proceeds from redeemable convertible preferred stock						57,739	57,700
Series B-2 convertible preferred stock [Member]
Disclosure Of The Company And Liquidity [Line Items]
Proceeds from redeemable convertible preferred stock					$ 45,458	$ 12,500	$ 12,500
Series B-2 convertible preferred stock [Member] | Subsequent Event [Member]
Disclosure Of The Company And Liquidity [Line Items]
Proceeds from redeemable convertible preferred stock			$ 45,500